REGULATORY ASSETS AND LIABILITIES Additional Information (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Jan. 01, 2007	Feb. 28, 2003	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2007
Regulatory Assets
Regulatory assets				$ 215	$ 300
Michigan
Regulatory Assets
State income tax rate				6.00%
ITCTransmission | ADIT Deferral
Regulatory Assets
Regulatory assets		$ 61
Regulatory asset, amortization period		20 years
Amortization of regulatory asset				$ 3	3	$ 3
ITCTransmission | Income Taxes Recoverable Related to Implementation of the Michigan Corporate Income Tax
Regulatory Assets
Regulatory asset, amortization period				23 years
METC | ADIT Deferral
Regulatory Assets
Regulatory assets							$ 43
Regulatory asset, amortization period	18 years
Amortization of regulatory asset				$ 2	2	2
METC | Regulatory Deferrals
Regulatory Assets
Regulatory assets							$ 15
Regulatory asset, amortization period	20 years
Amortization of regulatory asset				$ 1	$ 1	$ 1
METC | Income Taxes Recoverable Related to Implementation of the Michigan Corporate Income Tax
Regulatory Assets
Regulatory asset, amortization period				32 years
ITC Great Plains | Regulatory Deferrals
Regulatory Assets
Regulatory asset, amortization period			10 years